Other assets (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid lease payments (note 13(a))	764	895
Intangible assets (note 13(b))	8,625	12,866
Deferred financing costs (note 13(c))	4,973	6,141
Total other assets, noncurrent	14,362	19,902